Organization and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies

Note 1 – Organization and Summary of Significant Accounting Policies:

Organization:

Quantum Computing Inc., formerly known as Innovative Beverage Group Holdings, Inc. a Delaware corporation (the "Company") was the surviving entity as the result of a merger between Ticketcart, Inc. and Innovative Beverage Group, Inc., both Nevada corporations. Innovative Beverage Group, Inc. was the surviving entity as the result of a merger between Kat-A-Tonic Distributing, Inc., a Texas corporation and United European Holdings, Ltd., a Nevada Corporation.

History

Quantum Computing Inc. (the "Company"), was incorporated in the State of Nevada on July 25, 2001 as Ticketcart, Inc. Ticketcart's original business plan involved in the sale of ink-jet cartridges online. Ticketcart offered remanufactured and compatible cartridges for Hewlett-Packard, Epson, Lexmark, and Canon inkjet printers. On July 25, 2007, Ticketcart, Inc. acquired Innovative Beverage Group, Inc. and changed its name to Innovative Beverage Group Holdings, Inc. to better reflect its business operations at the time which was beverage distribution and product development. In 2013, Innovative Beverage Group Holdings, Inc. ceased operations. On May 22, 2017, one of Innovative Beverage Group Holdings, Inc.'s. shareholders, a North Carolina resident (the "Plaintiff"), filed suit against the Company alleging "(1) fraud; and (2) breach of fiduciary duties of care, loyalty and good faith to the Corporation's shareholders."   The complaint alleged that the officers and directors of IBGH had abandoned it and allowed the Company's assets to be wasted, causing injury to the Company and its shareholders.   Plaintiff sought damages of $30,000 for each claim, plus reimbursement of filing costs of $1,000, and the appointment of a Receiver for the Company.  On August 28, 2017, the North Carolina Court, Superior Court Division (the "North Carolina Court"), entered a default judgment for Plaintiff and appointed an exclusive Receiver (the "Receiver") over the Company. On October 4, 2017 the Receiver filed Articles of Incorporation in North Carolina for Innovative Beverage Group Holdings, Inc., a wholly-owned subsidiary of the Company, ("IBGH North Carolina"). On October 26, 2017, Innovative Beverage Group, Inc. redomiciled to North Carolina.

On January 22, 2018, while the Company was in receivership, the Company sold 500,000 shares (the "CRG Shares") of its common stock to Convergent Risk Group ("CRG"), an entity owned and operated by the Company's Chief Executive Officer, Robert Liscouski, for $155,000. On February 21, 2018, by written consent of the majority shareholder (Convergent Risk), Mr. Robert Liscouski (the Chief Executive Officer of Convergent Risk) and Mr. Christopher Roberts were elected as members of the Company's Board of Directors. Mr. Liscouski was simultaneously elected as Chairman of the Board. The majority shareholder also directed the Company to take the necessary action to change its domicile from North Carolina to Delaware and change its name to Quantum Computing Inc. On February 21, 2018 the Company filed Articles of Conversion in North Carolina to convert the Company to a Delaware corporation with the name changed to Quantum Computing Inc. On February 22, 2018 the Company filed a Certificate of Conversion in Delaware to convert to a Delaware corporation with the name changed to Quantum Computing Inc. and re-domiciled to the state of Delaware on February 23, 2018.

Business

The Company's business focuses on quantum computing software development. The Company intends to develop heterogeneous software that can run on the platforms that are under development by the quantum computer hardware industry. The Company's initial focus will be on the financial services sector. Other potential markets for quantum computing include cybersecurity, artificial intelligence ("AI"), machine learning, genetics and pharmaceuticals. The Company intends to be a leading provider of software that can run on multiple quantum platforms.

Initially, the Company is focused on two main development efforts. First, we plan to focus on the development of quantitative financial related products such as financial portfolio optimization. The financial services industry has used quantitative financial software applications for several decades with some success. However, those existing products are limited in their performance due to the lack of computing power to solve these classes of optimization problems, which are known as "NP Complete Problems". NP Complete Problems are a class of mathematical problems that can be solved in polynomial increments of time using a non-deterministic method. These NP Complete Problems require complex calculations, which cannot currently be performed in reasonable amounts of time using conventional, binary computer systems, with the exception of simple cases. These problems are intractable because of the inability of bit-based systems to handle complex non-deterministic problems. The recent developments in quantum annealing and other quantum hardware suggests that these problems will soon be solvable using these new technologies. The Company's goal is to develop and implement quantum related algorithms to provide solutions to these NP Complete Problems in the area of financial optimization. Optimization algorithms are ideally suited to run on a class of quantum computers, known as "annealers," that are currently becoming made available in the market by various manufacturers.

The Company's secondary market focus will be the field of cybersecurity, specifically encryption and decryption algorithms. Current encryption algorithms, such as DES (widely used in banking transactions), use codes based on the product of two very large prime numbers. To decrypt the message requires finding the factors of a very large number, which can be done with current computers, but takes unacceptably long amounts of time. The factorization process can be performed much more rapidly using algorithms running on a quantum computer. The other aspect of cybersecurity that we will work on is development of encryption algorithms that are either "quantum resistant", i.e. difficult for quantum computer to crack, or "quantum based", i.e., that use principals of quantum physics to create a quantum based code that is difficult for both conventional and quantum computers to break. Information security has a number of components, of which encryption is an important tool. Encryption is vital to e-commerce, banking, cellular communication, and protecting email, websites and online identities because unprotected data can be stolen and misused.

Business Strategy

The Company plans to enter the market for high performance computers and software applications, specifically focusing on what are known as "quantum computers". The Company has assembled a team of experienced engineers in super computing technology and quantum mathematics, which will focus on design and development of several quantum software applications that target solutions to problems including non-deterministic polynomial applications.

The Company has hired physicists, applied mathematicians (algorithm developers) and software developers to support the technical team in developing and designing quantum software applications.  Applied mathematicians develop the algorithms and algorithm/software developers design software solutions utilizing the algorithms provided to them by mathematicians. Software engineers test the algorithm code to ensure reliable and accurate performance of the software product.

In addition, the Company has retained outside leading industry experts from well-known institutions from the financial services industry and leading financial institutions, and expects to retain additional advisors from cybersecurity firms and government agencies to serve as technical advisors to the Company. We have formed an advisory board of additional subject matter experts, which is expected to assist us to shape our business strategy and direction as well as work with us to establish our market approach. QCI is also pursuing US Government initiatives in quantum computing and AI, including grants and funding, that are fostering U.S. innovation in those domains.

The Company does not currently intend to be a hardware manufacturer. However, due to the cutting-edge nature of quantum computing and the high cost and limited availability of quantum computers, as well as limitations on the capabilities of existing quantum simulators, we may find it necessary over the next two years to develop our own quantum simulators upon which we can develop and test our quantum software products. If such development becomes necessary, our simulators are expected to emulate the characteristics and capabilities of a quantum computer such as superposition and quantum entanglement. Our plan is to license our software as a cloud based service, but we are not ruling out selling turn-key hardware systems that would incorporate and support our own quantum inspired computing solutions.

The Company's technical leadership intends to leverage industry expertise and innovative methods to develop quantum computer application solutions capable of solving increasingly complex problems in a more rapid and thorough manner.  The Company will initially focus on addressing computational problems in the financial services, and cybersecurity quantum-secure encryption markets, followed later by addressing problems in the AI and genetics marketplaces.

The Company's fiscal year end is December 31.

Basis of Presentation:

The accompanying Balance Sheet as of September 30, 2019, which was derived from audited financial statements, and the unaudited interim financial statements of the Company have been prepared in accordance with U.S. GAAP for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. In the opinion of management, the accompanying unaudited, financial statements contain all adjustments necessary to present fairly the financial position of the Company as of September 30, 2019, and the cash flows and results of operations for the nine months then ended. Such adjustments consisted only of normal recurring items. The results of operations for the nine months ended September 30 are not necessarily indicative of the results for the full year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. The accounting policies followed by the Company are set forth in Note 1 to the Company's consolidated financial statements contained in the Company's 2018 Form 10-K, filed with Securities and Exchange Commission, and it is suggested that these financial statements be read in conjunction therewith.

Accounting Changes

Except for the changes discussed below, Quantum has consistently applied the accounting policies to all periods presented in these unaudited financial statements.

Adoption of ASC 842

On January 1, 2019, we adopted FASB Accounting Standards Codification, or ASC, Topic 842, Leases ("ASC 842") which requires the recognition of the right-of-use assets and relating operating and finance lease liabilities on the balance sheet. As permitted by ASC 842, we elected the adoption date of January 1, 2019, which is the date of initial application. As a result, the consolidated balance sheet prior to January 1, 2019 was not restated, continues to be reported under ASC Topic 840, Leases ("ASC 840"), which did not required the recognition of operating lease liabilities on the balance sheet, and is therefore not comparative. Under ASC 842, all leases are required to be recorded on the balance sheet and are classified as either operating leases or finance leases. The lease classification affects the expense recognition in the income statement. Operating lease charges are recorded entirely in operating expenses. Finance lease charges are split, where amortization of the right-of-use asset is recorded in operating expenses and an implied interest component is recorded in interest expense. The expense recognition for operating leases and finance leases under ASC 842 is substantially consistent with ASC 840. As a result, there is no significant difference in our results of operations presented in our consolidated income statement and consolidated statement of comprehensive income for each period presented.

We adopted ASC 842 using a modified retrospective approach for all leases existing at January 1, 2019. The adoption of ASC 842 had a minor impact on our balance sheet. The most significant impact was the recognition of the operating lease right-of-use assets and the liability for operating leases. The accounting for finance leases (capital leases) was substantially unchanged. Accordingly, upon adoption, leases that were classified as operating leases under ASC 840 were classified as operating leases under ASC 842, and we recorded an adjustment of $2,491 to operating lease right-of-use asset and the related lease liability. The lease liability is based on the present value of the remaining minimum lease payments, determined under ASC 840, discounted using our incremental borrowing rate at the effective date of January 1, 2019. As permitted under ASC 842, we elected several practical expedients that permit us to not reassess (1) whether a contract is or contains a lease, (2) the classification of existing leases, and (3) whether previously capitalized costs continue to qualify as initial indirect costs. The application of the practical expedients did not have a significant impact on the measurement of the operating lease liability. As of December 31, 2018 and September 30, 2019 we had no finance leases.

The impact of the adoption of ASC 842 on the balance sheet at December 31, 2018 was:

	As Reported December 31, 2018	Adoption of ASC 842 Increase (Decrease)	Revised Balance January 1, 2019
Other Current Assets	1,767,080		1,767,080
Operating Lease right-of-use assets	-	2,491	2,491
Total assets	1,797,156	2,491	1,799,647
Other current liabilities	3,314,102		3,314,102
Lease Liability-current	-	2,491	2,491
Long-term Liabilities	-	-	-
Total Liabilities and equity	1,797,156	2,491	1,799,647

We lease substantially all our office space used to conduct our business. We adopted ASC 842 effective January 1, 2019. For contracts entered into on or after the effective date, at the inception of a contract we assess whether the contract is, or contains, a lease. Our assessment is based on (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (3) whether we have the right to direct the use of the asset. At inception of a lease, we allocate the consideration in the contract to each lease component based on its relative stand-alone price to determine the lease payments. Leases entered into prior to January 1, 2019 are accounted for under ASC 840 and were not reassessed.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for a major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. Substantially all our operating leases are comprised of office space leases and as of December 31, 2018 and September 30, 2019 we had no finance leases.

For all leases at the lease commencement date, a right-of-use asset and a lease liability are recognized. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. The Company is currently leasing space on a month-to-month basis while we evaluate alternatives for expansion facilities. Accordingly, no right-or-use asset or lease liability are currently recognized.

The right-of-use asset is initially measured at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, our secured incremental borrowing rate for the same term as the underlying lease. For our real estate and other operating leases, we use our secured incremental borrowing rate. For our finance leases, we use the rate implicit in the lease or our secured incremental borrowing rate if the implicit lease rate cannot be determined.

Lease payments included in the measurement of the lease liability comprise the following: the fixed noncancelable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

Lease expense for operating leases consists of the lease payments plus any initial direct costs, primarily brokerage commissions, and is recognized on a straight-line basis over the lease term.

Adoption of ASU 2018-02

On January 1, 2019, we adopted ASU 2018-02, Income Statement – Reporting Comprehensive Income: Reclassification of Certain Tax effects from Accumulated Other Comprehensive Income ("ASU 2018-02"), which requires the reclassification from accumulated other comprehensive income to retained earnings for the stranded tax effects arising from the reduction of the U.S. federal statutory income tax rate from 35% to 21%, effective January 1, 2018. ASU 2018-02 modifies ASC 740, Income Taxes ("ASC 740), which requires businesses to adjust the value of deferred tax assets and liabilities upon a change in the tax law. ASC 740 specifies that changes in tax assets and liabilities related to the tax rate change must be presented in earnings, even when the corresponding deferred taxes relate to items initially recognized in accumulated other comprehensive income such as pension adjustments, gains or losses on cash flow hedges, foreign currency translation adjustments and unrealized gains or losses on available-for-sale securities. The Company had no deferred tax assets or liabilities as of December 31, 2017, accordingly there were no stranded tax effects to reclassify and the adoption of ASU 2018-02 had no impact on the Company's financial statements.

 Adoption of ASU 2018-07

On January 1, 2019, we adopted ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting ("ASU 2018-07"), which aligns the accounting for share-based payments to nonemployees for goods and services with the requirements for accounting for share-based payments to employees under ASC 718 Compensation - Stock Compensation. ASU 2018-07 provides that nonemployee share-based payments are measured at the grant date at the fair value of the equity instruments to be provided to the nonemployee when the goods or services have been delivered. Prior to ASU 2018-07 nonemployee share-based payments were measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever could be more reliably measured.

We adopted ASU 2018-07 using a modified retrospective approach with a cumulative effect adjustment to retained earnings as of the implementation date for all nonemployee share-based payments that (1) have not been settled as of the adoption date and (2) nonemployee share-based payments for which a measurement date has not been established. We made no adjustment to retained earnings as a result of adopting ASU 2018-07.

Use of Estimates:

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. Because a precise determination of assets and liabilities, and correspondingly revenues and expenses, depends on future events, the preparation of financial statements for any period necessarily involves the use of estimates and assumption an example being assumptions in valuation of stock options. Actual amounts may differ from these estimates. These financial statements have, in management's opinion, been properly prepared within reasonable limits of materiality and within the framework of the accounting policies summarized below.

Cash and Cash Equivalents

The Company's policy is to present bank balances under cash and cash equivalents, which at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Property and Equipment

Property and equipment is stated at cost or contributed value. Depreciation of furniture, software and equipment is calculated using the straight line method over their estimated useful lives, and leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the lease term. The cost and related accumulated depreciation of equipment retired or sold are removed from the accounts and any differences between the undepreciated amount and the proceeds from the sale are recorded as a gain or loss on sale of equipment.

Net Loss Per Share:

Net loss per share is based on the weighted average number of common shares and common shares equivalents outstanding during the period.

Note 1 – Organization and Summary of Significant Accounting Policies:

Organization:

Quantum Computing Inc., formerly known as Innovative Beverage Group Holdings, Inc. a Delaware corporation (the “Company”) was the surviving entity as the result of a merger between Ticketcart, Inc. and Innovative Beverage Group, Inc., both Nevada corporations. Innovative Beverage Group, Inc. was the surviving entity as the result of a merger between Kat-A-Tonic Distributing, Inc., a Texas corporation and United European Holdings, Ltd., a Nevada Corporation.

History

Quantum Computing Inc. (the “Company”), was incorporated in the State of Nevada on July 25, 2001 as Ticketcart, Inc. Ticketcart’s original business plan involved in the sale of ink-jet cartridges online. Ticketcart offered remanufactured and compatible cartridges for Hewlett-Packard, Epson, Lexmark, and Canon inkjet printers. On July 25, 2007, Ticketcart, Inc. acquired Innovative Beverage Group, Inc. and changed its name to Innovative Beverage Group Holdings, Inc. to better reflect its business operations at the time which was beverage distribution and product development. In 2013, Innovative Beverage Group Holdings, Inc. ceased operations. On May 22, 2017, one of Innovative Beverage Group Holdings, Inc.’s. shareholders, a North Carolina resident (the “Plaintiff”), filed suit against the Company. On August 28, 2017, the North Carolina Court, Superior Court Division (the “North Carolina Court”), entered a default judgment for Plaintiff and appointed an exclusive Receiver (the “Receiver”) over the Company. On October 4, 2017 the Receiver filed Articles of Incorporation in North Carolina for Innovative Beverage Group Holdings, Inc., a wholly-owned subsidiary of the Company, (“IBGH North Carolina”). On October 26, 2017, Innovative Beverage Group, Inc. redomiciled to North Carolina.

On January 22, 2018, while the Company was in receivership, the Company sold 500,000 shares (the “CRG Shares”) of its common stock to Convergent Risk Group (“CRG”), an entity owned and operated by the Company’s Chief Executive Officer, Robert Liscouski, for $155,000. On February 21, 2018, by written consent of the majority shareholder (Convergent Risk), Mr. Robert Liscouski (the Chief Executive Officer of Convergent Risk) and Mr. Christopher Roberts were elected as members of the Company’s Board of Directors. Mr. Liscouski was simultaneously elected as Chairman of the Board. The majority shareholder also directed the Company to take the necessary action to change its domicile from North Carolina to Delaware and change its name to Quantum Computing Inc. On February 21, 2018 the Company filed Articles of Conversion in North Carolina to convert the Company to a Delaware corporation with the name changed to Quantum Computing Inc. On February 22, 2018 the Company filed a Certificate of Conversion in Delaware to convert to a Delaware corporation with the name changed to Quantum Computing Inc. and re-domiciled to the state of Delaware on February 23, 2018.

Business

The Company’s business focuses on quantum computing software development. The Company intends to develop heterogeneous software that can run on the platforms that are under development by the quantum computer hardware industry. The Company’s initial focus will be on the security and financial services sectors. Other potential markets for quantum computing include artificial intelligence (“AI”), machine learning, genetics and pharmaceuticals. The Company intends to be a leading provider of software that can run on multiple quantum platforms.

Initially, the Company is focused on two main development efforts. First, we plan to focus on the development of quantitative financial related products such as financial portfolio optimization. The financial services industry has used quantitative financial software applications for several decades with some success. However, those existing products are limited in their performance due to the lack of computing power to solve these classes of optimization problems, which are known as “NP Complete Problems”. NP Complete Problems are a class of mathematical problems that can be solved in polynomial increments of time using a non-deterministic method. These NP Complete Problems require complex calculations, which cannot currently be performed in reasonable amounts of time using conventional, binary computer systems, with the exception of simple cases. These problems are intractable because of the inability of bit-based systems to handle complex non-deterministic problems. The recent developments in quantum annealing and other quantum hardware suggests that these problems will soon be solvable using these new technologies. The Company’s goal is to develop and implement quantum related algorithms to provide solutions to these NP Complete Problems in the area of financial optimization. Optimization algorithms are ideally suited to run on a class of quantum computers, known as “annealers,” that are currently becoming made available in the market by various manufacturers.

The Company’s secondary market focus will be the field of cybersecurity, specifically encryption and decryption algorithms. Current encryption algorithms, such as DES (widely used in banking transactions), use codes based on the product of two very large prime numbers. To decrypt the message requires finding the factors of a very large number, which can be done with current computers, but takes unacceptably long amounts of time. The factorization process can be performed much more rapidly using algorithms running on a quantum computer. The other aspect of cybersecurity that we will work on is development of encryption algorithms that are either “quantum resistant”, i.e. difficult for quantum computer to crack, or “quantum based”, i.e., that use principals of quantum physics to create a quantum based code that is difficult for both conventional and quantum computers to break. Information security has a number of components, of which encryption is an important tool. Encryption is vital to e-commerce, banking, cellular communication, and protecting email, websites and online identities because unprotected data can be stolen and misused.

Business Strategy

The Company plans to enter the market for high performance computers and software applications, specifically focusing on what are known as “quantum computers”. The Company has assembled a team of experienced engineers in super computing technology and quantum mathematics, which will focus on design and development of several quantum software applications that target solutions to problems including non-deterministic polynomial applications.

The Company has hired physicists, applied mathematicians (algorithm developers) and software developers to support the technical team in developing and designing quantum software applications.  Applied mathematicians develop the algorithms and algorithm/software developers design software solutions utilizing the algorithms provided to them by mathematicians. Software engineers test the algorithm code to ensure reliable and accurate performance of the software product.

In addition, the Company has retained outside leading industry experts from well-known institutions from the financial services industry and leading financial institutions, and expects to retain additional advisors from cybersecurity firms and government agencies to serve as technical advisors to the Company. We have formed an advisory board of additional subject matter experts, which is expected to assist us to shape our business strategy and direction as well as work with us to establish our market approach. QCI is also pursuing US Government initiatives in quantum computing and AI, including grants and funding, that are fostering U.S. innovation in those domains.

The Company does not currently intend to be a hardware manufacturer. However, due to the cutting-edge nature of quantum computing and the high cost and limited availability of quantum computers, as well as limitations on the capabilities of existing quantum simulators, we may find it necessary over the next two years to develop our own quantum simulators upon which we can develop and test our quantum software products. If such development becomes necessary, our simulators are expected to emulate the characteristics and capabilities of a quantum computer such as superposition and quantum entanglement. Our plan is to license our software as a cloud based service, but we are not ruling out selling turn-key hardware systems that would incorporate and support our own quantum inspired computing solutions.

The Company’s technical leadership intends to leverage industry expertise and innovative methods to develop quantum computer application solutions capable of solving increasingly complex problems in a more rapid and thorough manner.  The Company will initially focus on addressing computational problems in the financial services, and cybersecurity quantum-secure encryption markets, followed later by addressing problems in the AI and genetics marketplaces.

The Company’s fiscal year end is December 31.

Basis of Presentation:

The accompanying Balance Sheet as of December 31, 2018, has been prepared in accordance with U.S. GAAP. In the opinion of management, the accompanying financial statements contain all adjustments necessary to present fairly the financial position of the Company as of December 31, 2018, and the cash flows and results of operations for the twelve months then ended. Such adjustments consisted only of normal recurring items. The accounting policies followed by the Company are set forth in Note 1 to the Company’s consolidated financial statements contained in the Company’s 2017 Annual Disclosure, filed with OTCMarkets.com, and it is suggested that these financial statements be read in conjunction therewith.

Use of Estimates:

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. Because a precise determination of assets and liabilities, and correspondingly revenues and expenses, depends on future events, the preparation of financial statements for any period necessarily involves the use of estimates and assumption an example being assumptions in valuation of stock options. Actual amounts may differ from these estimates. These financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the accounting policies summarized below.

Cash and Cash Equivalents

The Company’s policy is to present bank balances under cash and cash equivalents, which at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Property and Equipment

Property and equipment is stated at cost or contributed value. Depreciation of furniture, software and equipment is calculated using the straight line method over their estimated useful lives, and leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the lease term (which is 5 years). The cost and related accumulated depreciation of equipment retired or sold are removed from the accounts and any differences between the undepreciated amount and the proceeds from the sale are recorded as a gain or loss on sale of equipment.

Net Loss Per Share:

Net loss per share is based on the weighted average number of common shares and common shares equivalents outstanding during the period.